Leases-Lessee (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases-Lessee [Abstract]
2014	¥ 871
2015	773
2016	685
2017	403
2018	285
Thereafter	885
Total minimum lease payments	3,902
Less sublease income to be received in the future under noncancelable subleases	673
Net minimum lease payments	¥ 3,229